Average Annual Total Returns ((Delaware Mid Cap Value Fund))	0 Months Ended
Feb. 28, 2012
(Institutional) | Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
Label	(lifetime: 2/1/08-12/31/11)
1 Year	(1.38%)
Lifetime	1.62%
(Institutional) | Institutional Class
Average Annual Return:
Label	(lifetime: 2/1/08-12/31/11)
1 Year	(5.62%)
Lifetime	1.37%
(Institutional) | Institutional Class | return after taxes on distributions
Average Annual Return:
Label	(lifetime: 2/1/08-12/31/11)
1 Year	(5.76%)
Lifetime	1.23%
(Institutional) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
Label	(lifetime: 2/1/08-12/31/11)
1 Year	(3.65%)
Lifetime	1.11%
(Retail) | Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.38%)
Lifetime	1.62%
(Retail) | Class A
Average Annual Return:
Label	(lifetime: 2/1/08 - 12/31/11)
1 Year	(11.20%)
Lifetime	(0.37%)
(Retail) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	(11.25%)
Lifetime	(0.47%)
(Retail) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(7.28%)
Lifetime	(0.37%)
(Retail) | Class C
Average Annual Return:
Label	(lifetime: 7/31/08 - 12/31/11)
1 Year	(7.43%)
Lifetime	1.48%
(Retail) | Class R
Average Annual Return:
Label	(lifetime: 7/31/08 - 12/31/11)
1 Year	(6.20%)
Lifetime	2.12%